CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Cash flows from continuing operations:
Net income	$ 309
Income from discontinued operations	(67)
Adjustments to reconcile net income to net cash provided by continuing operations:
Depreciation and amortization	55
Stock-based compensation	43	50	100	103	91
(Gain) loss on sale of assets	(28)
Other items	1
Increase (decrease) in cash and cash equivalents, excluding effects of acquisitions and divestitures, resulting from changes in:
Receivables	(48)
Inventory, prepaid expenses and other current assets	33
Deferred income taxes	1
Other assets	(18)
Accounts payable and accrued liabilities	2
Accrued payroll and employee benefits	(55)
Income taxes payable	(17)
Other long-term liabilities	(1)
Total cash flows provided by continuing operations	210
Cash flows from investing activities of continuing operations:
Expenditures for property, plant and equipment	(30)
Acquisitions of business, net of cash acquired	(26)	(140)	(382)	(256)	(201)
Net payments for purchase price adjustments related to prior year acquisitions	(3)
Proceeds from sale of property, plant and equipment	78
Total cash flows provided by (used in) investing activities of continuing operations	19
Cash flows from financing activities of continuing operations:
Payments on notes payable and long-term debt	(2)
Sales of stock and exercises of stock options	14
Repurchases of stock	(417)
Other items	(2)
Total cash flows provided by (used in) financing activities of continuing operations	(407)
Increase (decrease) in cash and cash equivalents from continuing operations	(178)
Cash flows from discontinued operations:
Cash provided by (used in) operating activities of discontinued operations	(20)
Cash provided by (used in) investing activities of discontinued operations	166
Increase (decrease) in cash and cash equivalents from discontinued operations	146
Effect of foreign currency exchange rate changes on cash and cash equivalents	1
Total increase (decrease) in cash and cash equivalents	(31)
Cash and cash equivalents at beginning of period	1,367
Cash and cash equivalents at end of period	1,336		1,367
Science Applications International Corporation [Member]
Cash flows from continuing operations:
Net income	308	309	611	482	419
Income from discontinued operations	(67)	(34)	(61)	(17)	(18)
Adjustments to reconcile net income to net cash provided by continuing operations:
Depreciation and amortization	55	51	110	90	88
Stock-based compensation	43	50	100	103	91
Impairment losses			4	7	29
(Gain) loss on sale of assets	(28)	1
Other items	1	1	(4)	(7)	(3)
Increase (decrease) in cash and cash equivalents, excluding effects of acquisitions and divestitures, resulting from changes in:
Receivables	(48)	10	(13)	(110)	3
Inventory, prepaid expenses and other current assets	33	(16)	(29)	54	(81)
Deferred income taxes	1	(4)	9	(19)	3
Other assets	(18)	1	(2)	2	(3)
Accounts payable and accrued liabilities	2	(95)	(17)	(24)	60
Accrued payroll and employee benefits	(55)	(22)	23	16	(70)
Income taxes payable	(17)	2	6	21	43
Other long-term liabilities	(1)	(5)	(9)	12	25
Total cash flows provided by continuing operations	209	249	728	610	586
Cash flows from investing activities of continuing operations:
Expenditures for property, plant and equipment	(30)	(35)	(73)	(58)	(58)
Acquisitions of business, net of cash acquired	(26)	(140)	(382)	(256)	(201)
Net payments for purchase price adjustments related to prior year acquisitions	(3)			(2)	(3)
Proceeds from sale of property, plant and equipment	78	1
Other items			10	10	14
Total cash flows provided by (used in) investing activities of continuing operations	19	(174)	(445)	(306)	(248)
Cash flows from financing activities of continuing operations:
Issuance of long-term debt, net of offering costs			742
Payments on notes payable and long-term debt	(2)	(1)	(3)	(18)	(113)
Proceeds from note payable to SAIC, Inc.	466	490	1,298	380	120
Payments on note payable to SAIC, Inc.	(868)	(908)	(1,853)	(782)	(461)
Other items	(2)				(1)
Total cash flows provided by (used in) financing activities of continuing operations	(406)	(419)	184	(420)	(455)
Increase (decrease) in cash and cash equivalents from continuing operations	(178)	(344)	467	(116)	(117)
Cash flows from discontinued operations:
Cash provided by (used in) operating activities of discontinued operations	(20)	8	(11)	35	(16)
Cash provided by (used in) investing activities of discontinued operations	166	81	51	1	(11)
Increase (decrease) in cash and cash equivalents from discontinued operations	146	89	40	36	(27)
Effect of foreign currency exchange rate changes on cash and cash equivalents	1	(2)	(1)	5	(16)
Total increase (decrease) in cash and cash equivalents	(31)	(257)	506	(75)	(160)
Cash and cash equivalents at beginning of period	1,367	861	861	936	1,096
Cash and cash equivalents at end of period	1,336	604	1,367	861	936
As Adjusted [Member]
Cash flows from continuing operations:
Net income		315	619	496	446
Income from discontinued operations		(34)	(61)	(17)	(18)
Adjustments to reconcile net income to net cash provided by continuing operations:
Depreciation and amortization		51	110	90	88
Stock-based compensation		50	100	103	91
Excess tax benefits from stock-based compensation		(13)	(11)	(36)	(56)
Impairment losses			4	7	29
(Gain) loss on sale of assets		1
Other items		1	(4)	(7)	(3)
Increase (decrease) in cash and cash equivalents, excluding effects of acquisitions and divestitures, resulting from changes in:
Receivables		10	(13)	(110)	3
Inventory, prepaid expenses and other current assets		(16)	(29)	54	(81)
Deferred income taxes		(4)	9	(19)	3
Other assets		1	(2)	2	(3)
Accounts payable and accrued liabilities		(96)	(17)	(24)	61
Accrued payroll and employee benefits		(22)	23	16	(70)
Income taxes payable		2	6	21	43
Other long-term liabilities		(5)	(9)	12	25
Total cash flows provided by continuing operations		241	725	588	558
Cash flows from investing activities of continuing operations:
Expenditures for property, plant and equipment		(35)	(73)	(58)	(58)
Acquisitions of business, net of cash acquired		(140)	(382)	(256)	(201)
Net payments for purchase price adjustments related to prior year acquisitions				(2)	(3)
Proceeds from sale of property, plant and equipment		1
Other items			10	10	14
Total cash flows provided by (used in) investing activities of continuing operations		(174)	(445)	(306)	(248)
Cash flows from financing activities of continuing operations:
Issuance of long-term debt, net of offering costs			742
Payments on notes payable and long-term debt		(1)	(3)	(18)	(113)
Sales of stock and exercises of stock options		22	38	58	76
Repurchases of stock		(445)	(601)	(474)	(445)
Excess tax benefits from stock-based compensation		13	11	36	56
Other items					(1)
Total cash flows provided by (used in) financing activities of continuing operations		(411)	187	(398)	(427)
Increase (decrease) in cash and cash equivalents from continuing operations		(344)	467	(116)	(117)
Cash flows from discontinued operations:
Cash provided by (used in) operating activities of discontinued operations		8	(11)	35	(16)
Cash provided by (used in) investing activities of discontinued operations		81	51	1	(11)
Increase (decrease) in cash and cash equivalents from discontinued operations		89	40	36	(27)
Effect of foreign currency exchange rate changes on cash and cash equivalents		(2)	(1)	5	(16)
Total increase (decrease) in cash and cash equivalents		(257)	506	(75)	(160)
Cash and cash equivalents at beginning of period		861	861	936	1,096
Cash and cash equivalents at end of period		$ 604	$ 1,367	$ 861	$ 936